Other current assets (Details)	Dec. 31, 2019 CHF (SFr) Counterparty	Dec. 31, 2018 CHF (SFr) Counterparty
Other current assets
Other financial assets	SFr 13,968	SFr 7,983
Receivables	118,028	273,016
Prepayments	720,063	199,410
Total other current assets	852,059	480,409
Accumulated impairment | Receivables
Other current assets
Expected loss allowance	0	0
Non-government customers
Other current assets
Receivables	SFr 88,075	SFr 115,949
Number of counterparties from which receivables are due | Counterparty	5	2